SHARE-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended					0 Months Ended	1 Months Ended	0 Months Ended														1 Months Ended							8 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended	8 Months Ended						1 Months Ended								12 Months Ended						0 Months Ended	12 Months Ended	1 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2010	Apr. 30, 2012 Awards vesting on May 1, 2013	Apr. 30, 2012 Awards vested at the end of each calendar month after May 1, 2013 through the end of the fourth year item	Jun. 30, 2012 Awards vesting on June 14, 2013	Jun. 30, 2012 Awards vested at the end of each calendar month after June 14, 2013 through the end of the fourth year item	Dec. 31, 2012 Awards vesting on December 31, 2013	Apr. 02, 2013 Awards vesting on December 31, 2013 Game	Dec. 31, 2012 Awards vested at the end of each calendar month after December 31, 2013 through the end of the fourth year item	Mar. 22, 2013 Awards vesting on March 21, 2014	Mar. 22, 2013 Awards vested at the 21st day of each calendar month after March 21, 2014 through the end of the fourth year item	Apr. 02, 2013 Awards vested at the last day of each calendar month subsequent to January 1, 2014 through the end of the fourth year Game item	May 17, 2013 Awards vesting on May 16, 2014	May 17, 2013 Awards vested at the 16th day of each calendar month after May 16, 2014 through the end of the fourth year item	Aug. 30, 2013 Awards vesting on August 30, 2014	Aug. 30, 2013 Awards vested at the 16th day of each calendar month after August 30, 2014 through the end of the fourth year item	Dec. 02, 2013 Awards vesting on December 2, 2014	Dec. 02, 2013 Awards vested at the 1st day of each calendar month after December 2, 2014 through the end of the fourth year item	Dec. 02, 2013 Stock options	Oct. 25, 2013 Stock options	Aug. 30, 2013 Stock options	May 17, 2013 Stock options	Mar. 22, 2013 Stock options	Dec. 31, 2012 Stock options	Jun. 30, 2012 Stock options	Apr. 30, 2012 Stock options	Dec. 31, 2011 Stock options	Sep. 30, 2011 Stock options	Jan. 31, 2011 Stock options	Jun. 30, 2010 Stock options item	Oct. 31, 2010 Stock options	Dec. 31, 2013 Stock options	Jan. 31, 2011 Stock options David Chao	Apr. 30, 2011 Stock options Director	Apr. 02, 2013 Stock options Game	Oct. 31, 2010 Stock options Awards vesting at the end of first year	Oct. 31, 2010 Stock options Awards vested on grant date	Oct. 31, 2010 Stock options Awards vested over two years	Oct. 31, 2010 Stock options Awards vested over Four Years vest at end of first year.	Oct. 31, 2010 Stock options Awards vested at each of the monthly anniversary for the grant date from the second year item	Oct. 31, 2010 Stock options Awards vested at each of the monthly anniversary for the grant date from the second year through the fourth years item	Jan. 31, 2011 Stock options Awards vesting at each of the monthly anniversary of the grant date since December 31, 2011 through the end of the fourth year item	Sep. 30, 2011 Stock options Awards vesting at each calendar month subsequent to first anniversary of the vesting commencement date through the end of the fourth year item	Dec. 31, 2011 60,000 share options	Dec. 31, 2011 60,000 share options Awards vested on November 9, 2012	Dec. 31, 2011 60,000 share options Awards vested at ninth day of each calendar month after November 9, 2012 through the end of the fourth year item	Dec. 31, 2011 1,579,107 share options	Dec. 31, 2011 1,579,107 share options Awards vested on December 31, 2012	Dec. 31, 2011 1,579,107 share options Awards vested at end of each calendar month after December 31, 2012 through the end of the fourth year item	Dec. 31, 2013 Non-employee options	Dec. 31, 2012 Non-employee options	Dec. 31, 2011 Non-employee options	Dec. 31, 2013 Employee stock options	Dec. 31, 2012 Employee stock options	Dec. 31, 2011 Employee stock options	Dec. 28, 2012 Modified stock options	Dec. 31, 2012 Modified stock options	Oct. 31, 2007 2006 Plan Stock options	Oct. 31, 2007 2006 Plan Stock options Awards vesting at the end of first year	Oct. 31, 2007 2006 Plan Stock options Awards vesting yearly in the second year through the fourth years	Jan. 31, 2008 2006 Plan Stock options Batch I awards vesting monthly from second year to fourth year item	Jan. 31, 2008 2008 Plan Batch II awards vested evenly on monthly basis over four years period	Jan. 31, 2008 2008 Plan Stock options item	Jan. 31, 2008 2008 Plan Stock options Batch I awards vested on first anniversary	Oct. 15, 2009 2009 Plan Stock options	Oct. 15, 2009 2009 Plan Stock options Awards vested on grant date	Oct. 15, 2009 2009 Plan Stock options Awards vest evenly each subsequent calendar month through three years	Apr. 05, 2012 2011 share incentive plan Stock options	Apr. 05, 2012 2011 share incentive plan 24,300,000 share options	Apr. 05, 2012 2011 share incentive plan 24,300,000 share options Awards vested on April 4, 2013	Apr. 05, 2012 2011 share incentive plan 24,300,000 share options Award vested at fourth day of each calendar month after April 4, 2013 through the end of the fourth year item	Apr. 05, 2012 2011 share incentive plan 240,000 share options	Apr. 05, 2012 2011 share incentive plan 240,000 share options Awards vested on February 28, 2013	Apr. 05, 2012 2011 share incentive plan 240,000 share options Awards vested at end of each calendar month after February 28, 2013 through the end of the fourth year item	Apr. 05, 2012 2011 share incentive plan 90,000 share options	Apr. 05, 2012 2011 share incentive plan 90,000 share options Awards vested on January 8, 2013	Apr. 05, 2012 2011 share incentive plan 90,000 share options Awards vested at the eighth day of each calendar month after January 8, 2013 through the end of the fourth year item	Apr. 05, 2012 2011 share incentive plan 6,000 share options	Apr. 05, 2012 2011 share incentive plan 6,000 share options Awards vested on March 18, 2013	Apr. 05, 2012 2011 share incentive plan 6,000 share options Awards vested at the eighteenth day of each calendar month after March 18, 2013 through the end of the fourth year item
SHARE-BASED COMPENSATION : Stock Options
Options approved under the plan (in shares)																																																												27,006,040					60,312,000		39,064,000
Number of batches for option grants																																																																	2
Award vesting period																															4 years		4 years							2 years																				4 years				4 years	4 years		3 years
Award vesting percentage					25.00%	75.00%	25.00%	75.00%	25.00%	25.00%	75.00%	25.00%	75.00%	75.00%	25.00%	75.00%	25.00%	75.00%	25.00%	75.00%										25.00%	25.00%							50.00%	100.00%		25.00%		75.00%	75.00%	75.00%		25.00%	75.00%		25.00%	75.00%										25.00%	25.00%				25.00%		25.00%	75.00%			25.00%	75.00%		25.00%	75.00%		25.00%	75.00%		25.00%	75.00%
Options expiry term from the date of grant																																																												10 years					10 years		10 years
Cancelled granted employees in Nuomi (in shares)																						187,600												8,852,585
Weighted average exercise price (in dollars per share)																						$ 1.15
Options granted to employees, management and external advisors (in shares)																					2,755,500		600,000	3,060,000	9,867,000	3,503,400	300,000	300,000	1,639,107	519,000	12,608,500		3,980,630	27,912,500			11,630,000									60,000			1,579,107											27,006,040					60,312,000		39,064,000			24,636,000	24,300,000			240,000			90,000			6,000
Proportion of vesting of remaining awards						0.028		0.028			0.028		0.028	0.028		0.028		0.028		0.028																						0.042	0.028	0.028	0.028			0.028			0.028												0.028										0.028			0.028			0.028			0.028
Exercise price of awards granted (in dollars per share)																					$ 0.94		$ 1.087	$ 0.95	$ 0.983	$ 1.1	$ 1.486	$ 2.03	$ 1.1	$ 1.76	$ 1.2		$ 1.80	$ 0.57			$ 0.01																																	$ 1.82
Number of options approved to be exercised early (in shares)																																84,395,110			44,000	440,000
Number of executive officers and employees providing promissory notes in connection with early exercise of share options																																7
Interest rate on notes receivable (as a percent)				5.40%																												5.40%
Period for notes receivable becoming due or payable																																3 years
Grant day fair value of the options																															$ 7,649																																							$ 26,638
Period over which grant day fair value will be recognized																																																																						4 years
Share-based compensation expenses from continuing operations																																																							13,788	8,966	4,352
Share-based compensation expenses from discontinued operations																																																							649	282	254
Cash proceeds from early exercise of options	2,913	1,898	14,233																																	528
Exercise price of the outstanding share options granted before modification (in dollars per ADS)																																																										$ 4.00
Exercise price of the outstanding share options granted after modification (in dollars per ADS)																																																										$ 3.30
Outstanding options eligible for modification (in shares)																																																											27,480,309
Total incremental cost																																																											$ 4,281